Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Total Return Fund, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 08, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2016